Label	Element	Value
Baillie Gifford EAFE Pure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001120543_SupplementTextBlock	BAILLIE GIFFORD FUNDS The EAFE Pure Fund Supplement dated July 1, 2016 to the prospectus dated April 29, 2016 (the “Prospectus”) Effective immediately, the Prospectus is revised as follows:
Risk/Return [Heading]	rr_RiskReturnHeading	Baillie Gifford EAFE Pure Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	7. The section titled “Shareholder Fees” under “Fees and Expenses” for The EAFE Pure Fund on page 16 of the Prospectus is restated in its entirety as follows:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	8. The expense tables under the section titled “Example of Expenses” for The EAFE Pure Fund on page 16 of the Prospectus are restated in their entirety as follows:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming you redeemed all of your shares at the end of each period, your expenses would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming you did not redeem any of your shares at the end of each period, your expenses would be:
Baillie Gifford EAFE Pure Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Redemption Fees (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.10%
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	953
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	96
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	257
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	432
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 937
Baillie Gifford EAFE Pure Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Redemption Fees (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.10%
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	400
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	857
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	232
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	388
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 842
Baillie Gifford EAFE Pure Fund | Class 3
Risk/Return:	rr_RiskReturnAbstract
Redemption Fees (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.10%
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	773
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	81
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	210
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	350
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 757
Baillie Gifford EAFE Pure Fund | Class 4
Risk/Return:	rr_RiskReturnAbstract
Redemption Fees (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.10%
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	346
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	736
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	78
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	200
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	333
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 721
Baillie Gifford EAFE Pure Fund | Class 5
Risk/Return:	rr_RiskReturnAbstract
Redemption Fees (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.10%
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	196
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	318
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	676
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	73
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	184
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	306
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 660